TRADE PAYABLES AND ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
TRADE PAYABLES AND ACCRUED LIABILITIES

10. TRADE PAYABLES AND ACCRUED LIABILITIES

As at	June 30, 2025	December 31, 2024
Trade accounts payable	$1,212,942	$609,869
Accrued liabilities	1,357,068	1,789,318
	$2,570,010	$2,399,187

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three and Six Months Ended June 30, 2025

Expressed in Canadian Dollars (unaudited)